Shareholder Fees (Vanguard LifeStrategy Income Fund Annuity:)	Vanguard LifeStrategy Income Fund Vanguard LifeStrategy Income Fund - Investor Shares 11/1/2013 - 10/31/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none